Transactions in soles - Additional information (Details)	Dec. 31, 2021 PEN (S/) $ / shares	Dec. 31, 2020 $ / shares PEN (S/)
Purchased call options [member]
Transactions in Soles
Closing foreign exchange rate | $ / shares	0.2516	0.2764
Purchased call options [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Transactions in Soles
Closing foreign exchange rate | S/	3.975	3.618
Written put options [member]
Transactions in Soles
Closing foreign exchange rate | $ / shares	0.2501	0.2759
Written put options [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Transactions in Soles
Closing foreign exchange rate | S/	3.998	3.624